Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 40,905,996	$ 64,641,092	$ 106,773,478	$ 107,391,084
Prepaid expenses and other current assets	2,780,347	3,578,672
Total current assets	106,690,317	152,000,990
Rental Deposits	751,627	738,297
Total assets	121,370,995	159,976,683	180,090,582
Current liabilities:
Accrued expenses and other current liabilities	5,388,630	6,457,049
Total current liabilities	36,330,527	61,903,325
Shareholders' equity
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,935,383 and 110,955,383 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	14,328	14,325
Additional paid-in capital	81,163,244	80,446,578
Accumulated other comprehensive income	11,089,820	10,927,248
Retained deficits	(12,302,209)	(447,002)
Total shareholders' equity	79,965,183	90,941,149
Total liabilities and shareholders' equity	121,370,995	159,976,683
Parent Company [Member]
Current assets:
Cash and cash equivalents	2,941,180	2,703,639	2,808,010	3,620,238
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	3,309,214	3,213,777
Prepaid expenses and other current assets	104,116	131,022
Dividends receivable	19,463,347	27,205,250
Total current assets	25,817,857	33,253,688
Investments in subsidiaries, VIEs and VIE’s subsidiaries	63,446,732	58,968,066
Rental Deposits	66,622
Total assets	89,331,211	92,221,754
Current liabilities:
Accrued expenses and other current liabilities	251,649	261,874
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	9,114,380	1,018,731
Total current liabilities	9,366,029	1,280,605
Shareholders' equity
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,935,383 and 110,955,383 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	14,328	14,325
Additional paid-in capital	81,163,243	80,446,578
Accumulated other comprehensive income	11,089,820	10,927,248
Retained deficits	(12,302,209)	(447,002)
Total shareholders' equity	79,965,182	90,941,149	105,899,905	97,407,396
Total liabilities and shareholders' equity	$ 89,331,211	$ 92,221,754